Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Components of Long-Term Debt

	June 30, 2021	December 31, 2020
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due in 2022	105,000	100,000
U.S. Dollar-denominated Term Loans and Bonds due from 2021 to 2030	833,295	873,712
Norwegian Krone-denominated Bonds due from 2021 to 2025	354,486	355,514
Euro-denominated Term Loans due in 2023 and 2024	134,447	152,710
Total principal	1,427,228	1,481,936
Unamortized discount and debt issuance costs	(9,849)	(9,723)
Total debt	1,417,379	1,472,213
Less current portion	(355,081)	(250,508)
Long-term debt	1,062,298	1,221,705